Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	53 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000215717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Anfield Dynamic Fixed Income ETF
Without Sales Load [Member] | C000215717
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.37%)	1.47%	(1.79%)
Bloomberg Intermediate U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Aggregate Bond Index
Average Annual Return, Percent	0.85%	3.03%	(0.63%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.18%	2.07%	(1.74%)